Commitments and Contingencies - Additional information (Detail) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2019 USD ($) Lawsuit		Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Lawsuit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Lessee Lease Description [Line Items]
Accrued Liabilities				$ 2,000
Severance payment period	1 year			1 year
Rent expense, net of sublease income	$ 3,100		$ 2,100	$ 11,700	$ 6,100	$ 3,700
Percentage of tax benefit paid to equity owner	85.00%			85.00%
Payments for tax receivable agreement	$ 0		$ 0	$ 0	$ 0
Number of additional putative class action lawsuits filed | Lawsuit	5			5
Accrued liabilities paid	$ 2,000
Robert Lowinger v. Funko, inc. et. al. [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	November 16, 2017			November 16, 2017
Surratt v. Funko, Inc. et. al. and Baskin v. Funko, Inc. et. al. [Member]
Lessee Lease Description [Line Items]
Number of additional putative class action lawsuits filed | Lawsuit	2			2
Ronald and Maxine Linde Foundation v. Funko, inc. et. al. And Lovewell v. Funko, inc. et. al. [Member]
Lessee Lease Description [Line Items]
Number of additional putative class action lawsuits filed | Lawsuit	2			2
Berkelhammer v. Funko, inc. et. al. [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	May 15, 2018			May 15, 2018
Number of additional putative class action lawsuits filed | Lawsuit	1			1
Berkelhammer v. Funko, inc. et. al. [Member] | Officers and Directors [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	March 13, 2018			March 13, 2018
Lawsuit dismissal date	May 08, 2018			May 08, 2018
Surratt v. Funko, Inc. et. al. [Member] | Officers and Directors [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	January 16, 2018			January 16, 2018
Baskin v. Funko, Inc. et. al. [Member] | Officers and Directors [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	January 30, 2018	[1]		January 30, 2018
Ronald and Maxine Linde Foundation v. Funko, inc. et. al. [Member] | Officers and Directors [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	January 18, 2018			January 18, 2018
Lovewell v. Funko, inc. et. al. [Member] | Officers and Directors [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	March 27, 2018			March 27, 2018
Jacobs v. Funko, inc. et al. [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	April 2, 2018			April 2, 2018
Kanugonda V Funko Et Al [Member]
Lessee Lease Description [Line Items]
Lawsuit filing date	June 4, 2018			June 4, 2018
Lawsuit amended complaint filing date	April 30, 2019
Funko Acquisition Holdings, L.L.C. [Member]
Lessee Lease Description [Line Items]
Operating lease expiration	Dec. 31, 2028			Dec. 31, 2027
Operating leases, renewal term	5 years			5 years
Liabilities recognized under tax receivable agreement	$ 18,600			$ 6,800
Penalties and Interest Accrued	25,400			6,800
Funko Acquisition Holdings, L.L.C. [Member] | Accrued Expenses and Other Current Liabilities [Member]
Lessee Lease Description [Line Items]
Penalties and Interest Accrued	$ 2,100			300
Funko Acquisition Holdings, L.L.C. [Member] | Deferred Rent and Other Long-Term Liability [Member]
Lessee Lease Description [Line Items]
Penalties and Interest Accrued				$ 6,500

[1]	January 30, 2018